Personnel Figures	12 Months Ended
Dec. 31, 2019
Number And Average Number Of Employees [Abstract]
Personnel Figures

35.PERSONNEL FIGURES

The Group personnel, including that of subsidiaries and jointly-controlled companies in the five Latin American countries where the Group is present, is distributed as follows as of December 31, 2019 and 2018:

	12-31-2019
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total
Chile	1	48	4	53
Argentina	20	1,858	2,208	4,086
Brazil	53	5,947	4,124	10,124
Peru	38	888	—	926
Colombia	39	2,065	2	2,106
Total	151	10,806	6,338	17,295
Average	156	10,242	7,273	17,671

	12-31-2018
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total
Chile	10	44	3	57
Argentina	21	1,914	2,413	4,348
Brazil	56	4,839	6,005	10,900
Peru	41	874	—	915
Colombia	38	2,104	2	2,144
Total	166	9,775	8,423	18,364
Total	148	8,831	6,598	15,577